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July 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     RiverSource Managers Series, Inc.
             RiverSource Aggressive Growth Fund
             RiverSource Fundamental Growth Fund
             RiverSource Fundamental Value Fund
             RiverSource Select Value Fund
             RiverSource Small Cap Equity Fund
             RiverSource Small Cap Value Fund
             RiverSource Value Fund
        Post-Effective Amendment No. 15
        File Nos. 333-57852/811-10321
        Accession Number: 0001068800-06-000607

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on July 25, 2006.

If you have any questions regarding this filing, please contact either Katina Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.